Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000069642
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%	8.75%		11.86%
Without Sales Load [Member] | C000069643
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%	8.53%		11.67%
Without Sales Load [Member] | C000184322
Average Annual Return [Line Items]
Average Annual Return, Percent	17.76%	8.98%	12.89%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%		11.31%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.79%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%		13.92%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%		13.92%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.99%	14.75%	15.12%